DEBT - Bridge Financing - Components of non-cash transaction (Details) - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Accumulated amortization on debt issuance costs		$ 33,035
Write off of debt issuance cost		(27,573)
Total conversion of Convertible Notes and Bridge Notes into common stock	$ 16,392,344	16,392,344	$ 16,392,344
Convertible Notes
Debt Instrument [Line Items]
Write off of derivative liability relating to the Convertible Notes		2,644,000
Extinguishment of Convertible Notes principal		5,486,199
Accrued and unpaid interest on the Convertible Notes		1,257,066
Loss on extinguishment of Convertible Notes		260,185
Bridge Notes
Debt Instrument [Line Items]
Write off of derivative liability relating to the Convertible Notes		2,031,300
Extinguishment of Convertible Notes principal		4,000,000
Accrued and unpaid interest on the Convertible Notes		717,646
Loss on extinguishment of Convertible Notes		(9,514)
Write off of debt issuance cost		$ (5,700)